Issued Capital and Reserves - Summary of Weighted-Average Number of Common Shares Outstanding (Detail) - shares									12 Months Ended
	Dec. 31, 2020	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Number Of Weighted Average Shares Outstanding [Abstract]
Shares outstanding	404,776,126	415,251,749	415,556,251	415,756,171	415,881,411	416,005,348	416,119,371	416,270,745	404,776,126	415,251,749		416,270,745
Fraction of period	93 days	273 days	5 days	1 day	1 day	1 day	3 days	354 days	366 days	365 days		365 days
Weighted-average number of shares	102,852,950	309,736,960	5,692,551	1,139,058	1,139,401	1,139,741	3,420,159	403,725,599	412,589,910	416,256,510	[1]	416,270,745	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).